SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF THE LISTED FUNDS:

DWS Enhanced Emerging Markets Fixed Income Fund
DWS Enhanced Global Bond Fund

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The following information supplements similar disclosure contained in APPENDIX I-D – PORTFOLIO MANAGEMENT under the headings “Fund Ownership of Portfolio Managers” and “Conflicts of Interest” in Part I of each Fund’s Statement of Additional Information:

Fund Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by the portfolio management team for each fund as well as in all US registered DWS Funds as a group (i.e., those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of October 31, 2012.

DWS Enhanced Emerging Markets Fixed Income Fund
Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned

Kumar Vemuri	$0	$10,001-$50,000

DWS Enhanced Global Bond Fund
Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned

Ohn Choe	$0	$100,001-$500,000
Kumar Vemuri	$0	$10,001-$50,000

Conflicts of Interest

In addition to managing the assets of each fund, a portfolio manager may have responsibility for managing other client accounts. The tables below show, per portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than each fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by a portfolio manager. Total assets attributed to a portfolio manager in the tables below include total assets of each account managed, although a portfolio manager may only manage a portion of such account’s assets. For a fund subadvised by subadvisors unaffiliated with the Advisor, total assets of funds managed may only include assets allocated to the portfolio manager and not the total assets of a fund managed. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of October 31, 2012.

December 20, 2012
SAISTKR-82

DWS Enhanced Emerging Markets Fixed Income Fund

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts

Kumar Vemuri	2	$46,769,265	0	$0

DWS Enhanced Global Bond Fund

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts

Ohn Choe	12	$8,057,686,599	0	$0
Kumar Vemuri	2	$46,769,265	0	$0

DWS Enhanced Emerging Markets Fixed Income Fund

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts

Kumar Vemuri	0	$0	0	$0

DWS Enhanced Global Bond Fund

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts

Ohn Choe	0	$0	0	$0
Kumar Vemuri	0	$0	0	$0

DWS Enhanced Emerging Markets Fixed Income Fund

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts

Kumar Vemuri	0	$0	0	$0

DWS Enhanced Global Bond Fund

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts

Ohn Choe	0	$0	0	$0
Kumar Vemuri	0	$0	0	$0

Please Retain This Supplement for Future Reference

December 20, 2012
SAISTKR-82